BUSINESS ACQUISITIONS - Liabilities and indemnification assets in respect to deferred payments (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
KS | Contingent consideration
Disclosure of business combinations
Initial recognition of deferred payment/contingent consideration			₽ (54)
Payment			54
KS | Deferred payment
Disclosure of business combinations
Liabilities at the beginning		₽ (56)
Initial recognition of deferred payment/contingent consideration			(78)
Less: Provision for tax liabilities related to pre-acquisition period			134
Reversal of indemnity		134
Revaluation		(13)
Payment		91
Liabilities at the end			(56)
MDTZK | Deferred payment
Disclosure of business combinations
Liabilities at the beginning		(65)
Initial recognition of deferred payment/contingent consideration			(60)
Less: Provision for tax liabilities related to pre-acquisition period			125
Reversal of indemnity		125
Revaluation		(9)
Payment		69
Liabilities at the end			(65)
ProgTech | Deferred payment
Disclosure of business combinations
Liabilities at the beginning		3
Initial recognition of deferred payment/contingent consideration			(32)
Less: Provision for tax liabilities related to pre-acquisition period			29
Payment		3
Liabilities at the end			3
IT-Grad | Contingent consideration
Disclosure of business combinations
Liabilities at the beginning	₽ 907	907
Initial recognition of deferred payment/contingent consideration			(907)
Measurement period adjustment		66
Revaluation		(66)
Liabilities at the end	907	₽ 907	₽ 907
Stopol | Contingent consideration
Disclosure of business combinations
Initial recognition of deferred payment/contingent consideration	(40)
Less: Provision for tax liabilities related to pre-acquisition period	26
Reversal of tax provision	(10)
Liabilities at the end	₽ 24